Other Assets (Details) - USD ($) $ in Millions	Dec. 13, 2024	Dec. 12, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Assets
Premises and equipment, right-of-use assets and non-insurance companies' investment property			$ 3,630.2	$ 3,255.7
Assets associated with unit-linked insurance products and other products			1,368.3	1,204.0
Inventories			857.6	669.1
Non-insurance revenue receivables			835.4	611.6
Accrued interest and dividends			483.2	490.8
Prepaid expenses			382.7	350.9
Income tax, sales tax and subsidies receivable			252.2	275.9
Finance lease receivables			179.8	215.2
Call Options on Non-Controlling Interests			177.8	306.6
Prepaid losses on claims			153.3	151.0
Pension surplus			100.4	96.3
Other			567.1	663.1
Current			3,580.6	3,128.2
Non-current			5,407.4	5,162.0
Other assets			8,988.0	8,290.2
Brit
Other Assets
Percentage equity interest in acquiree	100.00%	86.20%
Insurance and reinsurance companies
Other Assets
Premises and equipment, right-of-use assets and non-insurance companies' investment property			811.5	875.1
Assets associated with unit-linked insurance products and other products			1,368.3	1,204.0
Accrued interest and dividends			473.7	488.0
Prepaid expenses			154.9	170.5
Income tax, sales tax and subsidies receivable			86.6	60.4
Finance lease receivables			6.1	7.8
Call Options on Non-Controlling Interests			177.8	306.6
Prepaid losses on claims			153.3	151.0
Pension surplus			100.4	96.3
Other			451.6	553.0
Current			1,374.0	1,425.3
Non-current			2,410.2	2,487.4
Other assets			3,784.2	3,912.7
Non-insurance companies
Other Assets
Premises and equipment, right-of-use assets and non-insurance companies' investment property			2,818.7	2,380.6
Inventories			857.6	669.1
Non-insurance revenue receivables			835.4	611.6
Accrued interest and dividends			9.5	2.8
Prepaid expenses			227.8	180.4
Income tax, sales tax and subsidies receivable			165.6	215.5
Finance lease receivables			173.7	207.4
Other			115.5	110.1
Current			2,206.6	1,702.9
Non-current			2,997.2	2,674.6
Other assets			$ 5,203.8	$ 4,377.5